Supplemental Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Information

19. SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

CNH Industrial and certain 100% owned subsidiaries of CNH Industrial (the “Guarantor Subsidiaries”) guarantee the 7.875% Senior Notes issued by Case New Holland Industrial Inc. (formerly known as Case New Holland Inc.) in 2010. As the guarantees are fully unconditional, irrevocable and joint and several with all other guarantees and as the Guarantor Subsidiaries are all 100% owned by CNH Industrial, the Company has included the following condensed consolidating financial information as of June 30, 2015 and December 31, 2014 and for the three and six months ended June 30, 2015 and 2014. The condensed consolidating financial information reflects investments in consolidated subsidiaries on the equity method of accounting. The goodwill and other intangible assets are allocated to reporting units and are primarily reported by the Guarantor Subsidiaries, except for the portion related to Financial Services which is reported by All Other Subsidiaries. It is not practicable to allocate goodwill and other intangibles to the individual Guarantor Subsidiaries and All Other Subsidiaries.

In an effort to reduce the complexity of the Company’s legal structure and as a part of the Company’s tax planning strategies, CNH Industrial has actively eliminated and transferred legal entities. During the three months ended June 30, 2014, the parent company acquired the assets and operations of a subsidiary related to Agricultural Equipment and Construction Equipment. For comparative purposes, results of prior periods have been restated to include the results and financial position of the subsidiary with the parent entity. These transactions between entities under common control are accounted for at historical cost in accordance with existing accounting guidance. As a consequence, any material future transactions related to CNH Industrial’s legal entity rationalization activities and tax planning strategies may result in a retroactive restatement of the information contained in this note as these transactions are completed.

	Condensed Statements of Operations For the Three Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$445	$2	$2,677	$5,143	$(1,309)	$6,958
Cost and Expenses:
Cost of goods sold	376	—	2,183	4,095	(1,198)	5,456
Selling, general and administrative expenses	36	—	132	458	—	626
Research and development expenses	2	—	72	151	—	225
Restructuring expenses	—	—	(1)	23	—	22
Interest expense	36	63	35	209	(61)	282
Interest compensation to Financial Services	4	—	46	—	(50)	—
Other, net	6	2	65	39	—	112
	460	65	2,532	4,975	(1,309)	6,723
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(15)	(63)	145	168	—	235
Income taxes	(5)	(24)	24	131	—	126
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	134	145	91	45	(402)	13
Net income (loss)	124	106	212	82	(402)	122
Net loss attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Net income (loss) attributable to owners of the parent	$124	$106	$212	$84	$(402)	$124

	Condensed Statements of Comprehensive Income For the Three Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$149	$106	$314	$88	$(510)	$147
Comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Comprehensive income (loss) attributable to parent	$149	$106	$314	$90	$(510)	$149

	Condensed Statements of Operations For the Six Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$818	$5	$4,967	$9,683	$(2,555)	$12,918
Cost and Expenses:
Cost of goods sold	691	—	4,068	7,590	(2,177)	10,172
Selling, general and administrative expenses	65	—	249	879	—	1,193
Research and development expenses	5	—	142	268	—	415
Restructuring expenses	—	—	2	32	—	34
Interest expense	81	124	71	572	(282)	566
Interest compensation to Financial Services	6	—	90	—	(96)	—
Other, net	20	(2)	104	90	—	212
	868	122	4,726	9,431	(2,555)	12,592
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(50)	(117)	241	252	—	326
Income taxes	(3)	(45)	53	198	—	203
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	193	202	170	86	(629)	22
Net income (loss)	146	130	358	140	(629)	145
Net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Net income (loss) attributable to owners of the parent	$146	$130	$358	$141	$(629)	$146

	Condensed Statements of Comprehensive Income For the Six Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$137	$130	$286	$(181)	$(236)	$136
Comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Comprehensive income (loss) attributable to parent	$137	$130	$286	$(180)	$(236)	$137

	Condensed Balance Sheets As of June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$2	$—	$56	$4,177	$—	$4,235
Deposits in subsidiaries’ cash management pools	297	—	4,857	—	(5,154)	—
Receivables	576	884	4,493	30,843	(15,837)	20,959
Inventories, net	186	—	1,728	5,306	—	7,220
Property, plant and equipment, net	74	—	1,153	5,216	—	6,443
Equipment on operating leases	—	—	—	1,712	—	1,712
Investments in unconsolidated subsidiaries and affiliates	251	—	1	322	—	574
Investments in consolidated subsidiaries	10,887	7,085	2,102	860	(20,934)	—
Goodwill and intangibles	9	—	2,799	465	—	3,273
Other	263	186	1,037	3,846	(818)	4,514
Total Assets	$12,545	$8,155	$18,226	$52,747	$(42,743)	$48,930
Liabilities and equity:
Debt	$5,653	$5,054	$3,371	$31,175	$(17,913)	$27,340
Trade payables	258	106	1,914	5,860	(2,194)	5,944
Other liabilities	1,842	(37)	3,450	7,255	(1,702)	10,808
Total equity	4,792	3,032	9,491	8,457	(20,934)	4,838
Total Equity and Liabilities	$12,545	$8,155	$18,226	$52,747	$(42,743)	$48,930

	Condensed Statements of Cash Flow For the Six Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$146	$130	$358	$140	$(629)	$145
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6	—	105	433	—	544
Other, net	(63)	(204)	(546)	117	423	(273)
Net cash provided by (used in) operating activities	89	(74)	(83)	690	(206)	416
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(9)	—	(46)	(1,025)	—	(1,080)
Net collections from retail receivables and related securitizations	—	—	—	414	—	414
Withdrawals from subsidiaries’ cash management pools	(71)	—	(777)	—	848	—
Other, net	(62)	—	(10)	1,556	(709)	775
Net cash (used in) provided by investing activities	(142)	—	(833)	945	139	109
Financing Activities:
Net (decrease) increase in indebtedness	(3)	74	1,105	(1,476)	(522)	(822)
Dividends paid	—	(5)	(177)	(242)	130	(294)
Other, net	51	5	6	(504)	459	17
Net cash provided by (used in) financing activities	48	74	934	(2,222)	67	(1,099)
Other, net	—	—	(1)	(353)	—	(354)
Increase (decrease) in cash and cash equivalents	(5)	—	17	(940)	—	(928)
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of period	$2	$—	$56	$4,177	$—	$4,235

	Condensed Statements of Operations For the Three Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$592	$3	$3,751	$6,581	$(2,016)	$8,911
Cost and Expenses:
Cost of goods sold	524	—	2,946	5,267	(1,815)	6,922
Selling, general and administrative expenses	28	—	176	548	—	752
Research and development expenses	4	—	107	187	—	298
Restructuring expenses	—	—	18	12	—	30
Interest expense	60	57	33	327	(139)	338
Interest compensation to Financial Services	4	—	58	—	(62)	—
Other, net	7	—	30	49	—	86
	627	57	3,368	6,390	(2,016)	8,426
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(35)	(54)	383	191	—	485
Income taxes	16	(10)	220	(68)	—	158
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	405	217	114	47	(752)	31
Net income (loss)	354	173	277	306	(752)	358
Net income attributable to noncontrolling interests	—	—	—	4	—	4
Net income (loss) attributable to owners of the parent	$354	$173	$277	$302	$(752)	$354

	Condensed Statements of Comprehensive Income For the Three Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income	$426	$173	$(328)	$303	$(145)	$429
Comprehensive income attributable to noncontrolling interests	—	—	—	3	—	3
Comprehensive income attributable to parent	$426	$173	$(328)	$300	$(145)	$426

	Condensed Statements of Operations For the Six Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,114	$5	$6,913	$12,122	$(3,703)	$16,451
Cost and Expenses:
Cost of goods sold	977	—	5,424	9,732	(3,334)	12,799
Selling, general and administrative expenses	55	—	342	1,107	—	1,504
Research and development expenses	8	—	202	345	—	555
Restructuring expenses	—	—	20	22	—	42
Interest expense	105	113	67	622	(258)	649
Interest compensation to Financial Services	7	—	104	—	(111)	—
Other, net	32	—	52	114	—	198
	1,184	113	6,211	11,942	(3,703)	15,747
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(70)	(108)	702	180	—	704
Income taxes	6	(32)	294	33	—	301
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	530	417	197	91	(1,179)	56
Net income (loss)	454	341	605	238	(1,179)	459
Net income attributable to noncontrolling interests	—	—	—	5	—	5
Net income (loss) attributable to owners of the parent	$454	$341	$605	$233	$(1,179)	$454

	Condensed Statements of Comprehensive Income For the Six Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income	$546	$341	$295	$326	$(958)	$550
Comprehensive income attributable to noncontrolling interests	—	—	—	4	—	4
Comprehensive income attributable to parent	$546	$341	$295	$322	$(958)	$546

	Condensed Balance Sheets As of December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$7	$—	$39	$5,117	$—	$5,163
Deposits in subsidiaries’ cash management pools	230	—	4,135	—	(4,365)	—
Receivables	658	1,034	5,479	33,393	(18,038)	22,526
Inventories, net	233	—	1,711	5,064	—	7,008
Property, plant and equipment, net	75	—	1,186	5,604	—	6,865
Equipment on operating leases	—	—	—	1,518	—	1,518
Investments in unconsolidated subsidiaries and affiliates	245	—	1	359	—	605
Investments in consolidated subsidiaries	10,877	6,965	2,110	1,530	(21,482)	—
Goodwill and intangibles	50	—	2,824	460	—	3,334
Other	258	(55)	696	5,164	(1,169)	4,894
Total Assets	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913
Liabilities and equity:
Debt	$5,622	$5,011	$3,275	$34,947	$(19,261)	$29,594
Trade payables	307	18	2,257	6,145	(2,745)	5,982
Other liabilities	1,782	(69)	3,272	7,957	(1,566)	11,376
Total equity	4,922	2,984	9,377	9,160	(21,482)	4,961
Total Equity and Liabilities	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913

	Condensed Statements of Cash Flow For the Six Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$454	$341	$605	$238	$(1,179)	$459
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6	—	100	450	—	556
Other, net	202	(411)	(130)	(2,514)	259	(2,594)
Net cash provided by (used in) operating activities	662	(70)	575	(1,826)	(920)	(1,579)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(5)	—	(61)	(1,061)	—	(1,127)
Net additions from retail receivables and related securitizations	—	—	—	202	—	202
Withdrawals from subsidiaries’ cash management pools	(59)	—	(440)	—	499	—
Other, net	106	—	(598)	(180)	1,242	570
Net cash used in investing activities	42	-	(1,099)	(1,039)	1,741	(355)
Financing Activities:
Net (decrease) increase in indebtedness	(99)	71	(182)	2,356	(820)	1,326
Dividends paid	(371)	(1)	(292)	(706)	991	(379)
Other, net	6	—	1,004	(12)	(992)	6
Net cash provided by (used in) financing activities	(464)	70	530	1,638	(821)	953
Other, net	6	—	1	22	—	29
Increase (decrease) in cash and cash equivalents	246	—	7	(1,205)	—	(952)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567
Cash and cash equivalents, end of period	$251	$—	$45	$4,319	$—	$4,615